Segments Results (Schedule of Revenues and Long Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 131,226	$ 121,795	$ 113,400
Long lived assets	62,483	63,924
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,142	35,520	32,844
Long lived assets	7,039	6,808
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,811	49,962	48,325
Long lived assets	14,656	13,668
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,537	13,655	10,578
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,956	9,165	8,908
Long lived assets	40,788	43,448
Middle East (Other Than Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,796	8,964	10,006
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,984	$ 4,529	$ 2,739